CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 54,517	$ 53,797
Notes receivable		138	108
Accounts receivable, net of allowances for credit losses of $2,682 and $6,631 in 2022 and 2021, respectively		11,867	27,445
Inventories		1,269	1,537
Deferred costs		53	19
Prepaid and other current assets		4,095	4,811
Short-term restricted cash		9,862	10,076
Total current assets		81,801	97,793
Property, plant and equipment, net		604	602
Operating lease right-of-use assets, net		2,969	4,734
Deferred tax assets		837	2,131
Long-term restricted cash		2,480	2,403
Other long-term assets		539	616
Total assets		89,230	108,279
Current liabilities:
Accounts payable		12,974	19,031
Income taxes payable		8,349	8,787
Customer advances		123	231
Deferred revenue		79	80
Operating lease liabilities, current		1,228	1,411
Employee payroll and compensation		2,205	2,514
Other current liabilities		3,893	3,373
Total current liabilities		28,851	35,427
Long-term deferred revenue		21	26
Operating lease liabilities, non-current		1,894	3,496
Other long-term liabilities		1,000	979
Total liabilities		31,766	39,928
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,329 and 10,280 shares issued at December 31, 2022 and December 31, 2021, respectively; 9,073 and 9,028 shares outstanding at December 31, 2022 and December 31, 2021, respectively	[1]	123	123
Additional paid-in capital		1,267,445	1,266,822
Treasury stock, at cost: 1,256 and 1,252 shares at December 31, 2022 and December 31, 2021, respectively	[1]	(12,335)	(12,322)
Accumulated deficit		(1,251,209)	(1,246,207)
Accumulated other comprehensive income		53,440	59,935
Total shareholders' equity		57,464	68,351
Total liabilities and shareholders' equity		$ 89,230	$ 108,279

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2021 have been adjusted retroactively to reflect the one-for-four reverse share split.